Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [Line Items]
Issued ordinary shares at 1 January, net of treasury shares	1,934	1,934
Effect of stock lending	18	14
Effect of undelivered shares under the deferred share instrument	18	23
Effect of delivery of treasury shares	5
Weighted average number of ordinary and restricted shares at 30 June	1,975	1,970
Effect of share options, warrants and restricted stock units	37	39
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2,012	2,009
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 3,605	$ 3,331
Exceptional items, before taxes (refer to Note 7)	(196)	(287)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(494)	(211)
Exceptional taxes (refer to Note 7)	45	37
Exceptional non-controllinginterest (refer to Note 7)	(3)	9
Profit from discontinued operations	0	28
Profit attributable to equity holders of AB InBev	$ 2,955	$ 2,908
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [Line Items]
Weighted average number of ordinary and restricted shares at 30 June	1,975	1,970